Due to the pandemic, the Company has incurred in direct expenditures, such as transportation, personnel, prevention, control and donations, which are presented in the statement of income (loss) within the following line items (Details) - BRL (R$)
R$ in Thousands
		3 Months Ended		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Cost of sales	[1]	R$ (41,391)	R$ (99,019)	R$ (163,047)	R$ (273,308)
Selling expenses		(27,315)	(2,241)	(51,405)	(48,558)
General and administrative expenses		(3,714)	(43,911)	(20,661)	(69,976)
Total expense		R$ (72,420)	R$ (145,171)	R$ (235,113)	R$ (391,842)

[1]	In the nine months ended September 30, 2020 includes non-incremental expenditures related do idleness in the amount of R$55,926.